Liabilities to Credit Institutions (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Liabilities to Credit Institutions

	June 30, 2025	December 31, 2024
Non-current liabilities to credit institutions	115,746	116,216
Current liabilities to credit institutions	4,899	5,757
Total	120,645	121,973